Share-Based Compensation (Details)		12 Months Ended
	May 12, 2018 USD ($) share	Dec. 31, 2018 USD ($) share	Dec. 31, 2017 USD ($) share	Dec. 31, 2016 USD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Outstanding		40,000
Number of options, granted	20,000	20,000	535,000
Number of options, Outstanding			40,000
Weighted average exercise price per share, Granted | $	$ 8.76
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Outstanding		575,000	0	0
Number of options, Expired				0
Number of options, Forfeited		(125,000)
Number of options, Cancelled		(20,000)
Number of options, Exchanged under the Arrangement			40,000
Number of options, granted		20,000	535,000
Number of options, Outstanding		450,000	575,000	0
Number of options, exercisable		450,000
Options available for granting in future periods		125,403
Weighted average exercise price per share, outstanding | $		$ 10.94	$ 0.00	$ 0.00
Weighted average exercise price per share, Expired | $				0.00
Weighted average exercise price per share, Forfeited | $		13.77
Weighted average exercise price per share, Cancelled | $		40.05
Weighted average exercise price per share, Exchanged under the Arrangement | $			40.05
Weighted average exercise price per share, Granted | $		8.76	8.76
Weighted average exercise price per share, outstanding | $			$ 10.94	$ 0.00
Weighted average exercise price per share, options exercisable | $		$ 8.76
2008 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Outstanding		0	40,000	172,000
Number of options, Expired				(132,000)
Number of options, Forfeited		0
Number of options, Cancelled		0
Number of options, Exchanged under the Arrangement			(40,000)
Number of options, granted		0	0
Number of options, Outstanding		0	0	40,000
Number of options, exercisable		0
Options available for granting in future periods		0
Weighted average exercise price per share, outstanding | $		$ 0.00	$ 40.05	$ 39.15
Weighted average exercise price per share, Expired | $				39.05
Weighted average exercise price per share, Forfeited | $		0.00
Weighted average exercise price per share, Cancelled | $		0.00
Weighted average exercise price per share, Exchanged under the Arrangement | $			40.05
Weighted average exercise price per share, Granted | $		0.00	0
Weighted average exercise price per share, outstanding | $		$ 0.00	$ 0.00	$ 40.05
1997 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Outstanding		0	0	274,500
Number of options, Expired				(274,500)
Number of options, Forfeited		0
Number of options, Cancelled		0
Number of options, Exchanged under the Arrangement			0
Number of options, granted		0	0
Number of options, Outstanding		0	0	0
Number of options, exercisable		0
Options available for granting in future periods		0
Weighted average exercise price per share, outstanding | $		$ 0.00	$ 0.00	$ 39.05
Weighted average exercise price per share, Expired | $				39.05
Weighted average exercise price per share, Forfeited | $		0.00
Weighted average exercise price per share, Cancelled | $		0.00
Weighted average exercise price per share, Exchanged under the Arrangement | $			0.00
Weighted average exercise price per share, Granted | $		0.00	0.00
Weighted average exercise price per share, outstanding | $		$ 0.00	$ 0.00	$ 0.00